Leases - Summary Of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for the measurement of operating lease liabilities	$ 110,614	$ 100,092	$ 91,063
Operating lease ROU assets obtained in exchange for operating lease obligations	$ 148,196	$ 140,704	$ 141,198